Share-based payments - Restricted Stock Units (Details) - RSU € / shares in Units, € in Thousands				1 Months Ended	12 Months Ended
	Aug. 10, 2023	May 24, 2023 € / shares	May 24, 2023 $ / shares	May 31, 2023 shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of bonus receivable in award					50.00%
Vesting period	1 year			3 years	3 years
Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Fair value of options granted (in EUR per share) | (per share)		€ 1.97	$ 2.13		€ 1.97	€ 0
Share-based payment expenses - SPAC Transaction | €					€ 1,729	€ 0	€ 0
Long-term Incentive Plan | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested and issued during the period (in shares)					0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)					176,952	0
Share-based payment expenses - SPAC Transaction | €						€ 70
Long-term Incentive Plan | Eligible directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					1 year
Vested and issued during the period (in shares)					(666,968)
Number of other equity instruments outstanding in share-based payment arrangement (in shares)				285,844		0